Financial risk management - Changes in loss allowance (Details) - Credit risk - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Risk management
Credit loss estimation period	12 months
Loss allowance	€ 134	€ 76
Loss allowance increase (decrease)	€ 58	€ 69